TRADE AND OTHER PAYABLES (Tables)	6 Months Ended
Jun. 30, 2022
Trade and other payables [abstract]
Summary of Trade and Other Payables

In thousands of USD	June 30, 2022	December 31, 2021	December 31, 2020
Current liabilities
Trade payables	41,531	41,238	11,221
Wages, Salaries, Bonus & Payroll Charges	7,723	9,332	19,480
Accrued expenses	15,068	15,599	10,817
Other payables	3,015	801	407
	67,337	66,970	41,925
All prior year comparatives have been translated to US Dollars due to a change in presentational currency. See note 2.